OTHER TAXES PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
OTHER TAXES PAYABLE
Schedule of other taxes payable

	As of December 31,
Current	2023	2022
Other national taxes	33,194	25,438
Provincial taxes	4,162	2,925
Municipal taxes	1,792	2,563
	39,148	30,926
Non- current
Provincial taxes	11	138
	11	138
Total other taxes payables	39,159	31,064